Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 47.7	$ 146.1
Accrued liabilities	109.5	121.1
Wages and accrued vacation payable	46.7	51.9
Accounts Payable and Accrued Liabilities Current	$ 203.9	$ 319.1